Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000060523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NexPoint Event Driven Fund, Class Z Shares
C000171611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NexPoint Merger Arbitrage Fund, Class Z Shares
Without Sales Load [Member] | C000060521
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	1.05%		0.53%
Without Sales Load [Member] | C000060522
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%	0.41%		(0.09%)
Without Sales Load [Member] | C000060523
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	1.41%		0.90%
Without Sales Load [Member] | C000171609
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%	4.90%	5.49%
Without Sales Load [Member] | C000171610
Average Annual Return [Line Items]
Average Annual Return, Percent	4.75%	4.22%	4.80%
Without Sales Load [Member] | C000171611
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	5.28%		6.26%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)	1.28%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)	1.28%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	6.08%	(0.73%)		1.76%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	15.16%	16.64%		13.65%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	15.16%	16.64%		13.65%